Investments - Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other-Than-Temporary Impairments
OTTI	$ 0.1	$ 2.0	$ 7.7
OTTI recognized in earnings	0.1	2.2	7.0
OTTI recognized in AOCI	0.0	(0.2)	0.7
Fixed maturity securities
Other-Than-Temporary Impairments
OTTI recognized in earnings	0.1	0.3	2.4
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	11.1	13.6	13.5
Additions for credit loss impairments recognized in the current period on securities previously impaired	0.0	0.3	0.0
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0.0	0.0	0.7
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(0.3)	(0.5)	(0.2)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(0.1)	(2.3)	(0.4)
Balance, end of year	$ 10.7	$ 11.1	$ 13.6